Financial Risk Management - Summary of Financial Instruments (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	kr 43,926	kr 43,885	kr 35,190	kr 38,349
Cash equivalents	kr 25,309	kr 24,263